FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2018 and 2019.

(in US$ thousands)	2018		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$59,308	$59,308	$57,743	$57,743
Accounts receivable	523	523	368	368
Restricted cash	518	518	531	531
Refundable deposits	197	197	199	199
Financial liabilities
Accounts payable	104	104	64	64
Accrued expenses	1,433	1,433	1,280	1,280
Lease liabilities - current and noncurrent	—	—	592	592

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2018 and 2019 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an arm’s length transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. In situations where there is little market activity for the asset or liability at the measurement date, the fair value measurement reflects our Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by us based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•

Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, accrued expenses: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.

•	Refundable deposits: Measurement of refundable deposits with no fixed maturities is based on carrying amounts.
•	Lease liabilities: Measured at discounted amounts of lease payments.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2019
Assets
Cash equivalents - time deposits	$—	$7	$—	$7
Restricted cash - time deposits	—	531	—	531
	$—	$538	$—	$538

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2018
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	518	—	518
	$—	$524	$—	$524

Our Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 3 for the years ended December 31, 2018 and 2019.

Level 1 and 2 measurements:

Cash equivalents – time deposits and restricted cash – time deposits are interest-earning deposits in banks, and the cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Level 3 measurements:

We did not hold assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2018 and 2019.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. For GigaMedia, long-lived assets measured at fair value on a nonrecurring basis include investments accounted for under the equity method and cost method, property, plant, and equipment, intangible assets, operating lease ROU assets, and prepaid licensing and royalty fees.

We recognized the cumulative effects of impairment on the operating lease ROU assets when initially applying the new leases accounting standard at January 1, 2019, as such impairments occurred before the date of initial application. Please see Note 1, “Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies”, for additional information. Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2018 and 2019 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2019	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$—	$—	$85
(b) Property, plant and equipment	—	—	—	—	109
(c) Intangible assets	—	—	—	—	15
Total	$—	$—	$—	$—	$209

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2018	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$84	$84	$244
Total	$—	$—	$84	$84	$244
(a)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2018 and 2019, certain prepaid licensing and royalty fees were written down to $84 thousand and zero, resulting in an impairment charge of $244 thousand and $85 thousand, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

(b)	Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2019, we recognized an impairment loss of $109 thousand on property, plant and equipment as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections.

(c)	Impairment losses on certain intangible assets which were determined to be impaired:

In 2019, we recognized an impairment loss of $15 thousand on intangible assets as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those intangible assets would not be recoverable based on cash flow projections.